CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares authorized	200,000,000	200,000,000	200,000,000
Common stock shares issued	40,577,987	23,851,022	23,602,718
Common stock shares outstanding	40,577,987	23,851,022	23,602,718